BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2020
Revenue From Contracts With Customers1 [Abstract]
Disclosure of net contract assets (liabilities)
Net contract liabilities are as follows:

	2020	2019
Contract assets	$569.3	$523.5
Contract liabilities - current	(746.2)	(670.2)
Contract liabilities - non-current	(83.3)	(102.5)
Net contract liabilities	$(260.2)	$(249.2)